Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
subsequent events	17. SUBSEQUENT EVENTS The Group evaluated subsequent events through April 22, 2022, the date these consolidated financial statements were issued.